LOANS TO THIRD PARTIES (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
LOANS TO THIRD PARTIES
Working fund to third party companies	¥ 25,464,035	$ 4,002,887	¥ 50,476,782
Allowance for credit losses	0	0	0
Total loans to third parties	¥ 25,464,035	$ 4,002,887	¥ 50,476,782